Schedule of convertible loan from third parties (Details) $ in Thousands		Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Defined Benefit Plan Disclosure [Line Items]
Convertible loan				$ 2,303
Debt issuance cost	[1]			(15)
Convertible loan, current				(2,303)
Convertible loan, Noncurrent
Noteholders [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible loan	[2]			368
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible loan	[1]			$ 1,950

[1]	Convertible loan from third parties
[2]	Convertible loan from noteholders